UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Southport Millennium Master Fund, Ltd.
Address:   c/o Dawson-Herman Capital Management Inc.
	   354 Pequot Avenue
           Southport, CT 06890



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas S. Galvin
Title:   CFO of its Investment Adviser
Phone:   (203) 254-0091

Signature, Place, and Date of Signing:

  Thomas S. Galvin  Southport, CT  August 14, 2008


Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[X]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number 		Name

028-03914			Dawson-Herman Capital Management, Inc.